Loss per ordinary share	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share
27.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

Basis loss per ordinary share

	2024	2023
	USD	USD

Loss attributable to owners of the Company (USD)	(2,304,026)	(729,159)

Weighted average number of ordinary shares (units)	47,858,162	45,942,504

Basic and diluted loss per ordinary share (USD)	(0.05)	(0.02)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.